                 Massachusetts Investors Trust
           Massachusetts Investors Growth Stock Fund
                    MFS(R) Capital Growth Fund
                   MFS(R) Emerging Growth Fund
               MFS(R) Gold & Natural Resources Fund
                 MFS(R) Growth Opportunities Fund
                   MFS(R) Managed Sectors Fund
                         MFS(R) OTC Fund
                       MFS(R) Research Fund
                        MFS(R) Value Fund
                     MFS(R) Total Return Fund
                      MFS(R) Utilities Fund
                         MFS(R) Bond Fund
                 MFS(R) Government Mortgage Fund
                MFS(R) Government Securities Fund
                     MFS(R) High Income Fund
                 MFS(R) Intermediate Income Fund
                   MFS(R) Strategic Income Fund
             MFS(R) Government Limited Maturity Fund
                   MFS(R) Limited Maturity Fund
                     MFS(R) World Equity Fund
                  MFS(R) World Governments Fund
                     MFS(R) World Growth Fund
                  MFS(R) World Total Return Fund
                MFS(R) World Asset Allocation Fund
                     MFS(R) Cash Reserve Fund
               MFS(R) Government Money Market Fund
                     MFS(R) Money Market Fund

              Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

        The date of this Supplement is February 1, 1995.

                     MFS Emerging Growth Fund
                         MFS Research Fund
                          MFS Value Fund
                       MFS Money Market Fund


               Supplement to the Current Prospectus

Class A shares of the Fund may be purchased at net asset value by one or more Chilean retirement plans, known as Administradores de Fondos de Pensiones, which are clients of the 1850 K Street N.W., Washington D.C. office of Dean Witter Reynolds, Inc. ("Dean Witter").

MFS Fund Distributors, Inc. ("MFD") will waive any applicable contingent deferred sales charges upon redemption by such retirement plans on purchases of Class A shares over $1 million, provided that (i) in lieu of the commissions otherwise payable as specified in the prospectus, MFD will pay Dean Witter a commission on such purchases equal to 1.00% (including amounts in excess of $5 million) and (ii) if one or more such clients redeem all or a portion of these shares within three years after the purchase thereof, Dean Witter will reimburse MFD for the commission paid with respect to such shares on a pro rata basis based on the remaining portion of such three-year period.

         The date of this Supplement is January 31, 1996.

                     MFS(R) CASH RESERVE FUND
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                     MFS(R) TOTAL RETURN FUND
        MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                 MFS(R) GROWTH OPPORTUNITIES FUND
   MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                    MFS(R) EMERGING GROWTH FUND
       MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                    MFS(R) CAPITAL GROWTH FUND
                MFS(R) ALABAMA MUNICIPAL BOND FUND
                  MFS(R) INTERMEDIATE INCOME FUND
                MFS(R) ARKANSAS MUNICIPAL BOND FUND
               MFS(R) GOLD & NATURAL RESOURCES FUND
               MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                    MFS(R) MANAGED SECTORS FUND
                MFS(R) FLORIDA MUNICIPAL BOND FUND
                         MFS(R) VALUE FUND
                MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) UTILITIES FUND
                MFS(R) MARYLAND MUNICIPAL BOND FUND
                     MFS(R) WORLD EQUITY FUND
             MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                  MFS(R) WORLD TOTAL RETURN FUND
              MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                         MFS(R) BOND FUND
                MFS(R) NEW YORK MUNICIPAL BOND FUND
                   MFS(R) LIMITED MATURITY FUND
             MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                  MFS(R) GOVERNMENT MORTGAGE FUND
              MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
              MFS(R) GOVERNMENT LIMITED MATURITY FUND
             MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT SECURITIES FUND
               MFS(R) TENNESSEE MUNICIPAL BOND FUND
                      MFS(R) HIGH INCOME FUND
                MFS(R) VIRGINIA MUNICIPAL BOND FUND
                   MFS(R) STRATEGIC INCOME FUND
             MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                   MFS(R) WORLD GOVERNMENTS FUND
              MFS(R) MUNICIPAL LIMITED MATURITY FUND
                     MFS(R) WORLD GROWTH FUND
                    MFS(R) MUNICIPAL BOND FUND
                          MFS(R) OTC FUND
                   MFS(R) MUNICIPAL INCOME FUND
                 MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) RESEARCH FUND
                MFS(R) GOVERNMENT MONEY MARKET FUND
                MFS(R) WORLD ASSET ALLOCATION FUND
                  MASSACHUSETTS INVESTORS TRUST
                     MFS(R) MONEY MARKET FUND
              MFS(R) RESEARCH GROWTH AND INCOME FUND

              Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                            MFS(R) CASH RESERVE FUND
         MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                            MFS(R) TOTAL RETURN FUND
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
               MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                          MFS(R) EMERGING GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                           MFS(R) CAPITAL GROWTH FUND
                      MFS(R) ARKANSAS MUNICIPAL BOND FUND
                        MFS(R) INTERMEDIATE INCOME FUND
                     MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                        MASSACHUSETTS INVESTORS TRUST
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                          MFS(R) MANAGED SECTORS FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                               MFS(R) VALUE FUND
                      MFS(R) MARYLAND MUNICIPAL BOND FUND
                             MFS(R) UTILITIES FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                      MFS(R) NEW YORK MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                   MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT MORTGAGE FUND
                   MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT LIMITED MATURITY FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) VIRGINIA MUNICIPAL BOND FUND
                            MFS(R) HIGH INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                         MFS(R) WORLD GOVERNMENTS FUND
                           MFS(R) MUNICIPAL BOND FUND
                            MFS(R) WORLD GROWTH FUND
                          MFS(R) MUNICIPAL INCOME FUND
                                MFS(R) OTC FUND
                              MFS(R) RESEARCH FUND
             MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) GOVERNMENT MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                          MFS(R) STRATEGIC GROWTH FUND

                     Supplement to the Current Prospectus


The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                 The date of this Supplement is June 5, 1997.

                            MFS(R) Managed Sectors Fund
                             MFS(R) World Growth Fund
                             MFS(R) Cash Reserve Fund
                                 MFS(R) Bond Fund
                        MFS(R) World Asset Allocation Fund
                           MFS(R) Limited Maturity Fund
                              MFS(R) Core Growth Fund
                      MFS(R) Municipal Limited Maturity Fund
                         MFS(R) Special Opportunities Fund
                          MFS(R) Government Mortgage Fund
                        MFS(R) Convertible Securities Fund
                         MFS(R) International Growth Fund
                               MFS(R) Blue Chip Fund
                    MFS(R) International Growth and Income Fund
                        MFS(R) Science and Technology Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                             MFS(R) New Discovery Fund
                        MFS(R) Alabama Municipal Bond Fund
                      MFS(R) Research Growth and Income Fund
                        MFS(R) Arkansas Municipal Bond Fund
                             MFS(R) Equity Income Fund
                       MFS(R) California Municipal Bond Fund
                        MFS(R) Research International Fund
                        MFS(R) Florida Municipal Bond Fund
                           MFS(R) Strategic Growth Fund
                        MFS(R) Georgia Municipal Bond Fund
                            MFS(R) Emerging Growth Fund
                        MFS(R) Maryland Municipal Bond Fund
                           MFS(R) Large Cap Growth Fund
                     MFS(R) Massachusetts Municipal Bond Fund
                          MFS(R) Intermediate Income Fund
                      MFS(R) Mississippi Municipal Bond Fund
                              MFS(R) High Income Fund
                        MFS(R) New York Municipal Bond Fund
                         MFS(R) Municipal High Income Fund
                     MFS(R) North Carolina Municipal Bond Fund
                             MFS(R) Money Market Fund
                      MFS(R) Pennsylvania Municipal Bond Fund
                        MFS(R) Government Money Market Fund
                     MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Municipal Bond Fund
                       MFS(R) Tennessee Municipal Bond Fund
                            MFS(R) Mid Cap Growth Fund
                        MFS(R) Virginia Municipal Bond Fund
                             MFS(R) Total Return Fund
                     MFS(R) West Virginia Municipal Bond Fund
                               MFS(R) Research Fund
                           MFS(R) Municipal Income Fund
                          MFS(R) World Total Return Fund
                         MFS(R) Union Standard Equity Fund
                               MFS(R) Utilities Fund
                         MFS(R) Growth Opportunities Fund
                             MFS(R) World Equity Fund
                         MFS(R) Government Securities Fund
                           MFS(R) World Governments Fund
                    Massachusetts Investors Growth Stock Fund
                                 MFS(R) Value Fund
                      MFS(R) Government Limited Maturity Fund
                           MFS(R) Strategic Income Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is October 1, 1997.

                   MFS(R) Managed Sectors Fund
              MFS(R) Municipal Limited Maturity Fund
                     MFS(R) Cash Reserve Fund
                 MFS(R) Government Mortgage Fund
                MFS(R) World Asset Allocation Fund
                MFS(R) Alabama Municipal Bond Fund
                    MFS(R) New Discovery Fund
               MFS(R) Arkansas Municipal Bond Fund
              MFS(R) Research Growth and Income Fund
              MFS(R) California Municipal Bond Fund
                    MFS(R) Equity Income Fund
                MFS(R) Florida Municipal Bond Fund
                   MFS(R) Strategic Growth Fund
                MFS(R) Georgia Municipal Bond Fund
                MFS(R) Research International Fund
               MFS(R) Maryland Municipal Bond Fund
                   MFS(R) Emerging Growth Fund
             MFS(R) Massachusetts Municipal Bond Fund
                   MFS(R) Large Cap Growth Fund
              MFS(R) Mississippi Municipal Bond Fund
                 MFS(R) Intermediate Income Fund
               MFS(R) New York Municipal Bond Fund
                     MFS(R) High Income Fund
            MFS(R) North Carolina Municipal Bond Fund
                MFS(R) Municipal High Income Fund
             MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) Municipal Bond Fund
            MFS(R) South Carolina Municipal Bond Fund
                    MFS(R) Mid Cap Growth Fund
               MFS(R) Tennessee Municipal Bond Fund
                     MFS(R) Total Return Fund
               MFS(R) Virginia Municipal Bond Fund
                       MFS(R) Research Fund
             MFS(R) West Virginia Municipal Bond Fund
                  MFS(R) World Total Return Fund
                   MFS(R) Municipal Income Fund
                      MFS(R) Utilities Fund
                MFS(R) Union Standard Equity Fund
                     MFS(R) World Equity Fund
                 MFS(R) Growth Opportunities Fund
                  MFS(R) World Governments Fund
                MFS(R) Government Securities Fund
                        MFS(R) Value Fund
           Massachusetts Investors Growth Stock Fund
                   MFS(R) Strategic Income Fund
             MFS(R) Government Limited Maturity Fund
                     MFS(R) World Growth Fund
                 Massachusetts Investors Trust
                         MFS(R) Bond Fund
                 MFS(R) International Growth Fund
                   MFS(R) Limited Maturity Fund
           MFS(R) International Growth and Income Fund
                     MFS(R) Money Market Fund
      MFS/Foreign & Colonial Emerging Markets Equity Fund
               MFS(R) Government Money Market Fund



              SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


          a Wrap Account and Fund "Supermarket" Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

              2. Wrap Account and Fund "Supermarket" Investments Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

         The date of this Supplement is March 16, 1998.

                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                     MFS(R) Research Growth and Income Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                      MFS(R) High Yield Opportunities Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                    MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
                   Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                         Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) Union Standard Equity Fund


                     SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


              The date of this Supplement is September 15, 1998.